Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2015

Collection Period Start	1-Jun-15	Distribution Date	15-Jul-15
Collection Period End	30-Jun-15	30/360 Days	30
Beg. of Interest Period	15-Jun-15	Actual/360 Days	30
End of Interest Period	15-Jul-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	761,267,970.11	735,531,260.48	0.7268721
Total Securities		1,011,912,858.76	761,267,970.11	735,531,260.48	0.7268721
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	121,177,555.68	108,309,200.86	0.5934751
Class A-2b Notes	0.345500%	182,500,000.00	121,177,555.68	108,309,200.86	0.5934751
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,868,354.82	48,471.02	70.5115332	0.2655946
Class A-2b Notes	12,868,354.82	34,889.04	70.5115332	0.1911728
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,736,709.63	344,360.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,545,184.03
Monthly Interest				3,334,090.69
Total Monthly Payments				14,879,274.72

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				413,180.40
Aggregate Sales Proceeds Advance				4,620,220.96
Total Advances				5,033,401.36

Vehicle Disposition Proceeds:
Reallocation Payments				5,475,495.98
Repurchase Payments				38,397.25
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,495,548.97
Excess Wear and Tear and Excess Mileage				47,847.70
Remaining Payoffs				0.00
Net Insurance Proceeds				556,169.86
Residual Value Surplus				71,309.52
Total Collections				36,597,445.36

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,961,135.98			335
Involuntary Repossession	225,391.00			13
Voluntary Repossession	224,000.00			12
Full Termination	64,969.00			6
Bankruptcy	-			-
Insurance Payoff		549,124.02		27
Customer Payoff			135,975.60	6
Grounding Dealer Payoff			6,685,493.00	313
Dealer Purchase			3,056,405.42	134
Total	5,475,495.98	549,124.02	9,877,874.02	846

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,709	867,034,937.33	7.00000%	761,267,970.11
Total Depreciation Received		(12,199,507.89)		(10,149,631.66)
Principal Amount of Gross Losses	(45)	(1,022,104.12)		(904,072.37)
Repurchase / Reallocation	(2)	(42,041.08)		(38,397.25)
Early Terminations	(206)	(3,755,952.52)		(3,251,466.96)
Scheduled Terminations	(605)	(12,660,818.44)		(11,393,141.39)
Pool Balance - End of Period	36,851	837,354,513.28		735,531,260.48

Remaining Pool Balance
Lease Payment				178,169,937.89
Residual Value				557,361,322.59
Total				735,531,260.48

III. DISTRIBUTIONS

Total Collections					36,597,445.36
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,597,445.36

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					500,513.87
3. Reimbursement of Sales Proceeds Advance					4,228,675.41
4. Servicing Fee:
Servicing Fee Due					634,389.98
Servicing Fee Paid					634,389.98
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,363,579.26

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					48,471.02

Class A-2 Notes Monthly Interest Paid					48,471.02
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					34,889.04

Class A-2 Notes Monthly Interest Paid					34,889.04
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	344,360.06
Total Note and Certificate Monthly Interest Paid	344,360.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,889,506.04

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,736,709.63

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	25,736,709.63
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,152,796.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,152,796.41
Gross Reserve Account Balance		20,331,489.29
Remaining Available Collections Released to Seller		5,152,796.41
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.11
Monthly Prepayment Speed		92%
Lifetime Prepayment Speed		83%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,021,782.35
Securitization Value of Gross Losses and Casualty Receivables*	904,072.37	45
Aggregate Defaulted and Casualty Gain (Loss)	117,709.98
Pool Balance at Beginning of Collection Period	761,267,970.11
Net Loss Ratio	0.0155%

Cumulative Net Losses for all Periods	0.1937%	1,960,287.37

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,884,775.12	241
61-90 Days Delinquent	1,063,738.15	53
91-120+ Days Delinquent	455,248.52	21
Total Delinquent Receivables:	6,403,761.79	315
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,026,104.98	341
Securitization Value	5,708,317.88
Aggregate Residual Gain (Loss)	(682,212.90)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	31,521,886.28	2,046
Cumulative Securitization Value	35,441,200.98
Cumulative Residual Gain (Loss)	(3,919,314.70)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		7,261,638.83
Reimbursement of Outstanding Advance		4,228,675.41
Additional Advances for current period		4,620,220.96
Ending Balance of Residual Advance		7,653,184.38

Beginning Balance of Payment Advance		1,337,651.06
Reimbursement of Outstanding Payment Advance		500,513.87
Additional Payment Advances for current period		413,180.40
Ending Balance of Payment Advance		1,250,317.59

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No

* This line has been changed to "Gross Losses" from "Defaulted Receivables." Leases with lessees subject to Chapter 13 bankruptcy proceedings (“Chapter 13 Leases”)
are classified as “Defaulted Leases” under the transaction documents but do not factor into the principal payments due on the notes until such leases have been terminated.
In order to more accurately reflect the correlation between defaults on the leases and principal payments on the notes, the servicer has revised this line item beginning with the May
2015 collection period to reflect Gross Losses, which includes Chapter 13 Leases that have been terminated in accordance with NMAC’s credit and collections policies but does not include other Chapter 13 Leases where the related obligors are making timely payments and have not yet been terminated in accordance with such policies.